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                          MASSACHUSETTS INVESTORS TRUST
                         MFS ALABAMA MUNICIPAL BOND FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                                  MFS OTC FUND
                         MFS FLORIDA MUNICIPAL BOND FUND
                          MFS GROWTH OPPORTUNITIES FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                              MFS CASH RESERVE FUND
                        MFS LOUISIANA MUNICIPAL BOND FUND
                             MFS CAPITAL GROWTH FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                        MFS GOLD & NATURAL RESOURCES FUND
                       MFS MISSISSIPPI MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                              MFS WORLD EQUITY FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                           MFS WORLD TOTAL RETURN FUND
                        MFS TENNESSEE MUNICIPAL BOND FUND
                                  MFS BOND FUND
                          MFS TEXAS MUNICIPAL BOND FUND
                            MFS LIMITED MATURITY FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                       MFS WASHINGTON MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                            MFS MUNICIPAL INCOME FUND
                           MFS WORLD GOVERNMENTS FUND
                            MFS STRATEGIC INCOME FUND
                              MFS WORLD GROWTH FUND
                              MFS TOTAL RETURN FUND
                         MFS WORLD ASSET ALLOCATION FUND
                                MFS RESEARCH FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND

                      Supplement to the Current Prospectus


         During the period from January 2, 1996 through April 15, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards and Sons, Inc. ("A. G. Edwards") 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by such dealer to shareholders purchasing such Funds through new MFS Individual Retirement Accounts (excluding SEP-IRAs)("Eligible IRAs"). In addition, if a sale of Class A and Class B shares of the Funds by a registered representative of A. G. Edwards to a shareholder purchasing such Funds through an Eligible IRA during the Sales Period is $20,000 or more, MFD will pay A. G. Edwards an additional commission equal to 0.50% of the public offering price of such shares.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

                The date of this Supplement is January 1, 1996.